SHAREHOLDERS' EQUITY (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2019 $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	Apr. 30, 2015 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 ₪ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares
Ordinary shares, shares authorized | shares									100,000,000	100,000,000	100,000,000
Ordinary shares, par value | (per share)								₪ 0.03		₪ 0.03	$ 0.03
Number of shares sold, value					$ 23,537	$ 1,500	$ 12,252
Stock-based compensation expense					1,436	1,148	898
Intrinsic value of options exercised					$ 4,596	1,192	$ 173
2015 Share Option Plan [Member]
Number of stock options shares grant to purchase | shares				1,500,000
Option expire term							10 years
Additional option expiry term							10 years
Stock option exercisable description				25% of the option granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years.
Number of shares available for grant | shares									164,592
Ordinary Shares Underwritten Public Offering [Member]
Number of shares sold, shares | shares	4,819,052
Proceeds from issue of underwritten public offering	$ 25,300
Shares sale price per share | $ / shares	$ 5.25
Offering cost	$ 1,800
DBSI [Member]
Number of shares sold, shares | shares		545,454
Shares sale price per share | $ / shares		$ 2.75
Israeli Institutional Investors [Member]
Number of shares sold, shares | shares			4,545,454
Shares sale price per share | $ / shares			$ 2.75
Number of shares sold, value			$ 12,500
Offering cost			$ 248
Employees and Directors [Member]
Unamortized compensation expenses period					4 years
Unamortized compensation expenses									$ 3,629
Weighted average grant date fair value of options granted					$ 2,340	$ 1,060	$ 2,179
NIS [Member]
Value of shares authorized											$ 1,875
NIS [Member] | Maximum [Member]
Value of shares authorized											$ 3,000